PGIM S&P 500 Max Buffer ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 104.9%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $40,189)(wb)	40,189	$40,189
Options Purchased*~ 103.2%
(cost $2,281,320)		2,411,328

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.9% (cost $2,321,509)		2,451,517
Option Written*~ (4.9)%
(premiums received $69,931)		(114,632)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,251,578)		2,336,885
Liabilities in excess of other assets(z) (0.0)%		(835)

Net Assets 100.0%		$2,336,050

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86		38		4	$2,370,630
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08		38		4	40,698
Total Options Purchased (cost $2,281,320)								$2,411,328
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$630.27		38		4	$(114,632)
(premiums received $69,931)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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